[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22202

MORGAN STANLEY FRONTIER EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	10/31

Date of reporting period:	1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Frontier Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

		Value
	Shares	(000)
Common Stocks (85.1%)
(Unless Otherwise Noted)

Bangladesh (6.3%)
Commercial Banks
Exim Bank (a)	474,900	$2,040
Prime Bank Ltd. (a)	260,200	1,730
		3,770
Pharmaceuticals
Renata Ltd. (a)	2,675	305
		4,075
Croatia (4.2%)
Diversified Telecommunication Services
Hrvatski Telekom d.d.	70,700	2,722
Kazakhstan (5.0%)
Commercial Banks
Halyk Savings Bank of Kazakhstan JSC GDR	374,919	870
Metals & Mining
Eurasian Natural Resources Corp.	172,000	789
Oil, Gas & Consumable Fuels
KazMunaiGas Exploration Production GDR	123,800	1,569
		3,228
Kenya (5.4%)
Beverages
East African Breweries Ltd.	1,028,300	1,756
Wireless Telecommunication Services
Safaricom Ltd. (a)	44,041,100	1,741
		3,497
Kuwait (13.3%)
Commercial Banks
Burgan Bank	805,000	1,167
Commercial Bank of Kuwait	547,500	1,890
National Bank of Kuwait	582,500	2,171
		5,228
Diversified Financial Services
Kuwait Investment Projects Co. Holdings	562,700	854
Diversified Telecommunication Services
National Mobile Telecommunication Co. KSC	249,100	1,479
Wireless Telecommunication Services
Mobile Telecommunications Co.	398,000	1,071
		8,632
Nigeria (5.2%)
Beverages
Nigerian Breweries plc	4,704,000	948
Commercial Banks
United Bank for Africa plc	14,390,800	645
Food Products
Dangote Sugar Refinery plc	14,719,100	998
Oil, Gas & Consumable Fuels
Oando plc	2,126,600	775
		3,366
Oman (5.4%)
Commercial Banks
Bank Muscat SAOG	860,900	1,505
Diversified Telecommunication Services
Oman Telecommunications Co.	477,325	1,997
		3,502
Panama (5.6%)
Airlines
Copa Holdings S.A., ‘A’	85,800	2,252
Commercial Banks
Banco Latinoamericano de Exportaciones S.A., ‘E’	133,300	1,398
		3,650
Qatar (13.1%)
Commercial Banks
Commercial Bank of Qatar	87,400	1,531
Qatar National Bank SAQ	63,400	1,941
		3,472
Industrial Conglomerates
Industries Qatar	50,300	1,017
Insurance
Qatar Insurance Co.	56,700	1,143
Multi-Utilities
Qatar Electricity & Water Co.	57,948	1,274
Oil, Gas & Consumable Fuels
Gulf International Services OSC (a)	311,800	1,584
		8,490
Romania (1.5%)
Oil, Gas & Consumable Fuels
SNP Petrom S.A.	18,907,900	947
Serbia (1.6%)
Industrial Conglomerates
Imlek AD Beograd (a)	93,067	1,069
Slovenia (6.2%)
Food & Staples Retailing
Mercator Poslovni Sistem	8,676	1,781
Pharmaceuticals
Krka d.d. Novo mesto	32,000	2,226
		4,007
South Africa (3.7%)
Wireless Telecommunication Services
MTN Group Ltd.	253,700	2,410
Togo (3.3%)
Commercial Banks
Ecobank Transnational, Inc.	7,903,700	2,157
Ukraine (1.6%)
Food Products
Astarta Holding N.V. (a)	4,237	10
Kernel Holding S.A. (a)	235,809	1,042
		1,052
United Arab Emirates (3.7%)
Airlines
Air Arabia (a)	7,502,012	1,920
Construction & Engineering
Arabtec Holding Co.	1,425,000	450
		2,370
Total Common Stocks (Cost $94,771)		55,174

		Value
	Shares	(000)
Participation Note (1.6%)
Saudi Arabia (1.6%)
Investment Company
HSBC Saudi Equity Index Fund, matures 9/5/11 (a) (Cost $1,036)	97,565	$1,032

Preferred Stock (2.4%)
Croatia (2.4%)
Tobacco
Adris Grupa d.d. (Convertible) (Cost $3,640)	49,200	1,560

Warrants (2.2%)
Saudi Arabia (2.2%)
Commercial Banks
Deutsche Bank AG,
expires 12/3/12 (a)	22,000	229
expires 12/20/12 (a)	74,440	1,225
Total Warrants (Cost $1,469)		1,454

Short-Term Investment (9.0%)
United States (9.0%)
Investment Company
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (b) (Cost $5,806)	5,805,953	5,806
Total Investments (100.3%) (Cost $106,722) (c)+		65,026
Liabilities in Excess of Other Assets (-0.3%)		(176)
Net Assets (100%)		$64,850

(a)	Non-income producing security.
(b)

The Fund invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser . Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended January 31, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $20,000. For the period ended January 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $10,768,000 and $9,757,000, respectively.

(c)

The approximate market value and percentage of total investments, $53,084,000 and 81.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

+

At January 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $106,722,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $41,696,000 of which $931,000 related to appreciated securities and $42,627,000 related to depreciated securities.

GDR — Global Depositary Receipt

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
KES	268,153	$3,367	2/23/09	USD	3,342	$3,342	$(25)
PLN	20	6	2/3/09	USD	6	6	— @
		$3,373				$3,348	$(25)

KES	— Kenya Shilling
PLN	— Polish Zloty
USD	— United States Dollar
@	Value is less than $500.

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
	Securities	Instruments*
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$10,910	$—
Level 2 - Other Significant Observable Inputs	54,116	(25)
Level 3 - Significant Unobservable Inputs	—	—
Total	$65,026	$(25)

*Other financial instruments include forwards.

At January 31, 2009 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

Security Valuation — Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Frontier Emerging Markets Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	March 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	March 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	March 19, 2009